Payden U.S. Government Fund
1
Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (49%
)
730,609 Fannie Mae Grantor Trust 2017-T1 , 2.90% ,
6/25/27 $ 720
1,445,196 Fannie Mae-Aces 2017-M15 , 3.16% ,
11/25/27 (a) 1,431
927,394 FH 841779 ARM , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 2.335% ) ,
4.44% , 6/01/54 (b) 930
689,202 FH 8C0092 ARM , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130% ) ,
1.54% , 8/01/51 (b) 657
803,238 FH 8C0312 ARM , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130% ) ,
4.45% , 7/01/52 (b) 807
700,000 FHLMC Multifamily Structured Pass-Through
Certificates K058 , 2.65% , 8/25/26 695
998,276 FHLMC Multifamily Structured Pass-Through
Certificates K061 , 3.35% , 11/25/26 (a) 994
1,200,000 FHLMC Multifamily Structured Pass-Through
Certificates K505 , 4.82% , 6/25/28 1,224
166,618 FHLMC Multifamily Structured Pass-Through
Certificates Q013 , 6.26% , 5/25/50 (a) 167
173,249 FN AS4186 15YR , 2.50% , 1/01/30 169
114,021 FN AS6443 15YR , 3.00% , 12/01/30 112
194,023 FN AS8013 15YR , 2.50% , 9/01/31 188
228,849 FN BM4153 15YR , 3.00% , 6/01/33 224
1,083,644 FN BM7166 ARM , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 2.346% ) ,
5.14% , 3/01/53 (b) 1,108
372,851 FN BP6814 ARM , ( FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.610% ) , 2.29% ,
5/01/50 (b) 353
623,670 FN BR9966 ARM , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 1.610% ) ,
1.90% , 5/01/51 (b) 575
693,727 FN BV2462 ARM , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 2.131% ) ,
3.79% , 6/01/52 (b) 688
856,578 FN CB9937 ARM , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 2.283% ) ,
5.04% , 2/01/55 (b) 872
890,239 FN FS2395 15YR , 3.50% , 7/01/37 867
264,059 FN FS3564 15YR , 3.50% , 7/01/38 256
1,271,216 FN FS9540 30YR , 5.00% , 11/01/54 1,274
868,060 FN MA4694 15YR , 3.50% , 8/01/37 842
613,313 FN MA5110 15YR , 5.00% , 8/01/38 621
1,619,257 FN MA5672 30YR , 5.00% , 4/01/55 1,621
257,680 FNR 2024-21 DA 2024-21 , 5.50% , 12/25/46 258
45,834 FNR FA 2002-10 , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 0.864% ) ,
4.56% , 2/25/32 (b) 46
509,955 FR SB8192 15YR , 5.00% , 10/01/37 517
Principal
or Shares Security Description
Value
(000)
1,118,547 FR SB8206 15YR , 5.00% , 1/01/38 $ 1,133
1,346,121 FR SD8452 30YR , 5.00% , 8/01/54 1,348
1,044,591 FR SD8461 30YR , 5.00% , 9/01/54 1,045
491,590 Freddie Mac REMICS 5607 , 4.00% , 5/15/30 488
593,587 Freddie Mac REMICS 5616 , 4.25% , 1/15/31 594
977,908 Freddie Mac REMICS 5607 , 4.25% , 6/15/31 976
406,823 Freddie Mac REMICS 5451 , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.100% ) , 4.80% , 9/25/54 (b) 410
662,192 FRESB Mortgage Trust 2017-SB38 , 2.92% ,
8/25/27 (a) 652
910,380 FRESB Mortgage Trust 2017-SB44 , 3.03% ,
11/25/27 (a) 891
618,438 FRESB Mortgage Trust 2018-SB56 , 3.69% ,
10/25/28 (a) 613
573,479 FRESB Mortgage Trust 2019-SB59 , 3.47% ,
1/25/29 (a) 565
824,919 FRESB Mortgage Trust 2020-SB79 , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.814% ) , 4.43% , 7/25/40 (b) 822
186,557 G2 778200 , 4.00% , 2/20/32 185
157,337 G2 778203 , 4.75% , 2/20/32 159
491,613 G2 AD0857 , 3.75% , 9/20/33 482
192,101 G2 AY5132 , 3.25% , 7/20/37 183
410,778 G2 AY5138 , 3.25% , 12/20/37 392
180,785 GN 728153 , 5.50% , 10/15/29 184
Total Mortgage Backed (Cost - $29,421)
29,338
U.S. Treasury (48%
)
4,500,000 U.S. Treasury Note , 4.38% , 12/15/26 4,530
7,700,000 U.S. Treasury Note , 4.00% , 1/15/27 7,732
5,500,000 U.S. Treasury Note , 3.25% , 6/30/27 5,480
4,500,000 U.S. Treasury Note , 3.75% , 8/15/27 4,515
1,000,000 U.S. Treasury Note , 3.50% , 9/30/27 999
2,500,000 U.S. Treasury Note , 4.13% , 10/31/27 2,525
2,500,000 U.S. Treasury Note , 4.00% , 2/29/28 2,523
Total U.S. Treasury (Cost - $28,102)
28,304
Investment Company (2%
)
1,237,230 Payden Cash Reserves Money Market Fund *
(Cost - $1,237)
1,237
Purchase Options  (0%
)
Total Purchase Options (Cost - $20) 1
Total Investments (Cost - $58,780) (99%)
58,880
Other Assets, net of Liabilities (1%)
351
Net Assets (100%) $ 59,231
* Affiliated investment.
(a) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
U.S. 10YR Note 30 $ 94 $ 115 02/20/2026 $1 Call

Payden Mutual Funds
Payden U.S. Government Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 34 Mar-26 $ 3,802 $ (47) $ (47)
U.S. Treasury 2-Year Note Future 40 Mar-26 8,340 (10) (10)
U.S. Treasury 5-Year Note Future 30 Mar-26 3,268 (23) (23)
a a
Total Futures
$(80)